Pension and Other Post-retirement Benefit Plans (Table 6) (Details)		12 Months Ended
		Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Pension Plan
Net Periodic Benefit Cost Assumptions [Abstract]
Discount rate	[1]			4.00%
Expected long-term return on plan assets	[2]	6.75%	6.50%	6.75%
Pension Plan | Maximum
Benefit Obligations Assumptions [Abstract]
Discount rate		4.50%	4.40%
Rate of compensation increase		4.10%	4.10%
Net Periodic Benefit Cost Assumptions [Abstract]
Discount rate		4.40%	5.00%
Rate of compensation increase		4.10%	5.15%	5.15%
Pension Plan | Minimum
Benefit Obligations Assumptions [Abstract]
Discount rate		4.10%	4.00%
Rate of compensation increase		3.50%	3.50%
Net Periodic Benefit Cost Assumptions [Abstract]
Discount rate		4.00%	4.50%
Rate of compensation increase		3.50%	3.85%	3.85%
Health and Life Benefits
Benefit Obligations Assumptions [Abstract]
Discount rate		4.50%	4.40%
Rate of compensation increase		4.10%	4.10%
Net Periodic Benefit Cost Assumptions [Abstract]
Discount rate	[1]	4.40%		4.00%
Expected long-term return on plan assets	[2]	6.25%	6.25%	6.75%
Rate of compensation increase	[3]	4.10%	3.85%	3.85%
Assumed Income Tax Rate		45.60%
Health and Life Benefits | Maximum
Net Periodic Benefit Cost Assumptions [Abstract]
Discount rate			5.10%
Health and Life Benefits | Minimum
Net Periodic Benefit Cost Assumptions [Abstract]
Discount rate			4.60%

[1]	(a) The changes in the discount rates over the last three fiscal years primarily reflect the changes in long-term interest rates.
[2]	(b) For health and life benefits, the expected returns for certain funds may be lower due to certain portions of income that are subject to an assumed income tax rate of 45.6%.
[3]	(c) The changes in the rate of compensation reflects the best estimates of actual future compensation levels including consideration of general price levels, productivity, seniority, promotion, and other factors such as inflation rates.